Investment Objectives and Goals	Apr. 17, 2026
Milliman Healthcare Inflation Guard ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Milliman Healthcare Inflation Guard ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to generate returns (before Fund fees and expenses) that are generally equivalent to the U.S. healthcare cost inflation rate.
Milliman Healthcare Inflation Plus ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Milliman Healthcare Inflation Plus ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to generate returns (before Fund fees and expenses) that over time exceed the U.S. healthcare cost inflation.